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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-08413

Evergreen Equity Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for eight of its series, Evergreen Disciplined Small-Mid Value Fund, Evergreen Disciplined Value Fund, Evergreen Equity Income Fund, Evergreen Fundamental Large Cap Fund, Evergreen Intrinsic Value Fund, Evergreen Large Cap Value Fund, Evergreen Small Cap Value Fund & Evergreen Special Values Fund, for the quarter ended April 30, 2007. These eight series have a July 31 fiscal year end.

Date of reporting period:	April 30, 2007

Item 1 – Schedule of Investments

EVERGREEN DISCIPLINED SMALL-MID VALUE FUND SCHEDULE OF INVESTMENTS

April 30, 2007 (unaudited)
	Shares	Value

COMMON STOCKS 93.0%
CONSUMER DISCRETIONARY 11.9%
Auto Components 0.7%
ArvinMeritor, Inc.	3,709	$76,591

Distributors 0.4%
Audiovox Corp., Class A	3,386	48,724

Diversified Consumer Services 0.5%
Stewart Enterprises, Inc., Class A	7,971	59,942

Hotels, Restaurants & Leisure 2.4%
Bob Evans Farms, Inc.	1,609	59,050
CBRL Group, Inc.	1,720	76,678
Domino’s Pizza, Inc.	1,713	55,244
IHOP Corp.	1,413	83,254

		274,226

Leisure Equipment & Products 1.3%
Hasbro, Inc.	2,751	86,959
K2, Inc.	4,194	63,288

		150,247

Media 1.7%
Emmis Communications Corp.	3,045	30,419
Harris Interactive, Inc. *	7,509	45,204
Marvel Entertainment, Inc.	1,856	54,808
Warner Music Group Corp.	3,240	55,728

		186,159

Multi-line Retail 1.2%
Dollar Tree Stores, Inc. *	3,279	128,930

Specialty Retail 1.5%
Brown Shoe Co., Inc.	1,433	38,649
Gymboree Corp. *	1,165	44,480
Rent-A-Center, Inc. *	3,190	88,809

		171,938

Textiles, Apparel & Luxury Goods 2.2%
Kellwood Co.	3,518	99,138
Phillips-Van Heusen Corp.	998	55,788
Skechers USA, Inc. *	2,773	87,072

		241,998

CONSUMER STAPLES 5.4%
Beverages 1.1%
Molson Coors Brewing Co., Class B	1,361	128,315

Food & Staples Retailing 1.6%
Longs Drug Stores Corp.	1,258	68,863
Spartan Stores, Inc.	4,175	107,548

		176,411

Food Products 0.8%
Ralcorp Holdings, Inc. *	1,441	94,832

Household Products 0.9%
Energizer Holdings, Inc. *	988	96,014

Tobacco 1.0%
Universal Corp.	1,860	116,585

ENERGY 5.0%
Energy Equipment & Services 2.2%
Helmerich & Payne, Inc.	2,909	93,932
SEACOR Holdings, Inc.	723	68,887
Tidewater, Inc.	1,387	87,672

		250,491

1

EVERGREEN DISCIPLINED SMALL-MID VALUE FUND SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
ENERGY continued
Oil, Gas & Consumable Fuels 2.8%
Tesoro Corp.	1,511	$183,133
USEC, Inc.	6,726	135,664

		318,797

FINANCIALS 22.3%
Capital Markets 1.1%
Knight Capital Group, Inc., Class A *	4,613	74,731
MCG Capital Corp.	2,644	46,587

		121,318

Commercial Banks 5.2%
Center Financial Corp.	1,526	24,965
Central Pacific Financial Corp.	1,342	46,111
Community Banks, Inc.	1,858	43,905
F.N.B. Corp.	977	32,368
Farmers Capital Bank Corp.	1,359	38,935
Independent Bank Corp.	2,550	42,075
Irwin Financial Corp.	3,065	49,132
Oriental Financial Group, Inc.	4,231	48,953
Pacific Capital Bancorp	1,512	40,718
Peoples Bancorp, Inc.	1,890	47,345
Simmons First National Corp., Class A	1,328	34,966
Southwest Bancorp, Inc.	2,153	52,748
Taylor Capital Group, Inc.	1,692	50,320
Virginia Financial Group, Inc.	1,371	30,231

		582,772

Consumer Finance 1.4%
Advanta Corp., Class B	1,075	49,256
AmeriCredit Corp. *	1,911	48,215
Cash America International, Inc.	1,342	57,921

		155,392

Diversified Financial Services 0.5%
Marlin Business Services Corp. *	2,421	56,675

Insurance 5.6%
American Physicians Capital, Inc.	1,950	77,103
Infinity Property & Casualty Corp.	1,230	57,207
LandAmerica Financial Group, Inc.	1,259	101,161
Ohio Casualty Corp.	2,002	63,343
Reinsurance Group of America, Inc.	1,414	88,107
Safety Insurance Group, Inc.	1,453	58,207
TransAtlantic Holdings, Inc.	923	64,139
Universal American Financial Corp.	3,416	120,482

		629,749

Real Estate Investment Trusts 6.2%
Agree Realty Corp.	1,552	52,613
Arbor Realty Trust, Inc.	1,794	55,237
Ashford Hospitality Trust	4,920	59,040
Capital Trust, Inc., Class A	1,241	58,786
Deerfield Triarc Capital Corp.	2,953	47,809
Gramercy Capital Corp.	1,047	33,912
Hospitality Properties Trust	1,701	77,447
HRPT Properties Trust	4,705	57,589
Lexington Realty Trust	2,619	54,711
LTC Properties, Inc.	2,152	53,951

2

EVERGREEN DISCIPLINED SMALL-MID VALUE FUND SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Real Estate Investment Trusts continued
National Retail Properties, Inc.	2,662	$63,755
Newcastle Investment Corp.	1,229	35,899
Winston Hotels, Inc.	3,690	54,686

		705,435

Thrifts & Mortgage Finance 2.3%
Corus Bankshares, Inc. ρ	1,850	31,099
Downey Financial Corp.	531	35,550
FirstFed Financial Corp. *	571	35,105
IndyMac Bancorp, Inc.	1,208	36,530
ITLA Capital Corp.	660	33,601
PMI Group, Inc.	1,771	85,840

		257,725

HEALTH CARE 5.9%
Biotechnology 0.6%
Applera Corp.-Celera Genomics Group *	5,130	71,820

Health Care Equipment & Supplies 1.2%
Datascope Corp.	1,419	52,574
Zoll Medical Corp. *	3,248	78,504

		131,078

Health Care Providers & Services 0.8%
AMERIGROUP Corp. *	1,755	49,368
Health Net, Inc. *	855	46,222

		95,590

Life Sciences Tools & Services 1.3%
Bio-Rad Laboratories, Inc., Class A *	749	53,007
Charles River Laboratories International, Inc. *	1,932	91,499

		144,506

Pharmaceuticals 2.0%
Alpharma, Inc., Class A	2,172	52,780
King Pharmaceuticals, Inc. *	5,328	108,957
Watson Pharmaceuticals, Inc. *	2,123	57,958

		219,695

INDUSTRIALS 12.0%
Aerospace & Defense 1.1%
Sypris Solutions, Inc.	7,156	53,384
Triumph Group, Inc.	1,086	66,039

		119,423

Commercial Services & Supplies 2.2%
Bowne & Co.	4,237	70,673
CBIZ, Inc. *	7,890	54,915
IKON Office Solutions, Inc.	4,147	62,039
Spherion Corp. *	7,289	62,321

		249,948

Construction & Engineering 1.0%
EMCOR Group, Inc.	1,760	110,334

Electrical Equipment 1.7%
Belden CDT, Inc.	1,984	110,866
Regal-Beloit Corp.	1,724	79,511

		190,377

3

EVERGREEN DISCIPLINED SMALL-MID VALUE FUND SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Machinery 3.7%
FreightCar America, Inc.	1,084	$53,940
Mueller Industries, Inc.	1,237	40,574
SPX Corp.	1,929	136,728
Terex Corp. *	1,612	125,494
Valmont Industries, Inc.	1,031	64,829

		421,565

Road & Rail 2.3%
Dollar Thrifty Automotive Group, Inc. *	1,070	50,162
Laidlaw International, Inc.	3,140	107,545
Ryder System, Inc.	1,910	100,542

		258,249

INFORMATION TECHNOLOGY 10.4%
Communications Equipment 1.7%
Arris Group, Inc. *	2,929	43,408
Inter-Tel, Inc.	2,882	72,684
Polycom, Inc. *	2,110	70,263

		186,355

Computers & Peripherals 0.4%
Brocade Communications Systems, Inc. *	4,899	47,863

Electronic Equipment & Instruments 1.8%
Avnet, Inc. *	1,616	66,095
Littelfuse, Inc. *	1,012	40,591
Newport Corp.	2,494	39,131
Tech Data Corp. *	1,520	54,021

		199,838

Internet Software & Services 0.4%
SonicWALL, Inc. *	5,737	46,814

IT Services 2.3%
BISYS Group, Inc.	5,003	57,885
Convergys Corp. *	2,148	54,258
Covansys Corp.	2,469	82,465
Unisys Corp. *	8,878	69,603

		264,211

Semiconductors & Semiconductor Equipment 2.5%
Applied Micro Circuits Corp.	22,342	62,781
Atmel Corp.	11,560	61,499
Intersil Corp., Class A	2,315	68,964
Silicon Storage Technology, Inc. *	9,119	37,570
Zoran Corp. *	2,596	51,557

		282,371

Software 1.3%
Fair Isaac Corp.	1,406	50,208
Mentor Graphics Corp. *	2,330	37,699
Sybase, Inc. *	2,208	53,412

		141,319

MATERIALS 8.0%
Chemicals 3.2%
H.B. Fuller Co.	2,338	59,783
Lubrizol Corp.	2,148	128,751
PolyOne Corp. *	9,511	62,392
Spartech Corp.	3,707	104,018

		354,944

4

EVERGREEN DISCIPLINED SMALL-MID VALUE FUND SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Containers & Packaging 2.7%
Myers Industries, Inc.	3,514	$78,889
Pactiv Corp. *	3,246	112,247
Temple-Inland, Inc.	1,913	113,326

		304,462

Metals & Mining 1.7%
Carpenter Technology Corp.	910	110,447
Quanex Corp.	1,849	79,562

		190,009

Paper & Forest Products 0.4%
Schweitzer-Mauduit International, Inc.	1,813	49,767

TELECOMMUNICATION SERVICES 2.2%
Diversified Telecommunication Services 1.5%
CenturyTel, Inc.	3,068	141,282
IDT Corp. *	2,582	28,531

		169,813

Wireless Telecommunication Services 0.7%
Telephone & Data Systems, Inc.	1,455	82,862

UTILITIES 9.9%
Electric Utilities 3.2%
Northeast Utilities	2,909	93,583
Pepco Holdings, Inc.	4,133	122,006
UniSource Energy Corp.	1,890	72,595
Westar Energy, Inc.	2,750	74,855

		363,039

Gas Utilities 1.3%
AGL Resources, Inc.	2,269	98,792
Laclede Group, Inc.	1,630	51,166

		149,958

Multi-Utilities 5.4%
Alliant Energy Corp.	2,991	131,006
Black Hills Corp.	1,192	47,453
CenterPoint Energy, Inc.	7,240	136,329
CMS Energy Corp.	5,794	107,305
NSTAR	2,564	92,048
OGE Energy Corp.	2,467	94,831

		608,972

Total Common Stocks (cost $9,329,472)		10,484,448

EXCHANGE TRADED FUNDS 2.3%
iShares Russell 2000 Value Index Fund	1,476	120,560
iShares Russell Midcap Value Index Fund	865	136,557

Total Exchange Traded Funds (cost $249,520)		257,117

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 0.2%
MUTUAL FUND SHARES 0.2%
AIM Short-Term Investment Co. Liquid Assets Portfolio, Class I, 5.24% q (cost $27,000)	27,000	27,000

SHORT-TERM INVESTMENTS 4.8%
MUTUAL FUND SHARES 4.7%
Evergreen Institutional Money Market Fund, Class I, 5.21% q ø	529,129	529,129

5

EVERGREEN DISCIPLINED SMALL-MID VALUE FUND SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)
	Principal Amount	Value

SHORT-TERM INVESTMENTS continued
U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Bill, 4.90%, 06/21/2007 † ƒ	$15,000	$14,896

Total Short-Term Investments (cost $544,025)		544,025

Total Investments (cost $10,150,017) 100.3%		11,312,590
Other Assets and Liabilities (0.3%)		(37,676)

Net Assets 100.0%		$11,274,914

*	Non-income producing security
ρ	All or a portion of this security is on loan.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
†	Rate shown represents the yield to maturity at date of purchase.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.

At April 30, 2007, the Fund had open long futures contracts outstanding as follows:

Expiration	Contracts	Initial Contract Amount	Value at April 30, 2007	Unrealized Loss

June 2007	2 E-mini S&P MidCap 400 Futures	$176,976	$175,640	$1,336

On April 30, 2007, the aggregate cost of securities for federal income tax purposes was $10,151,758. The gross unrealized appreciation and depreciation on securities based on tax cost was $1,426,031 and $265,199, respectively, with an unrealized appreciation of $1,160,832.

6

EVERGREEN DISCIPLINED VALUE FUND SCHEDULE OF INVESTMENTS

April 30, 2007 (unaudited)

	Shares	Value

COMMON STOCKS 98.4%
CONSUMER DISCRETIONARY 7.7%
Hotels, Restaurants & Leisure 1.1%
Brinker International, Inc.	108,218	$3,365,580
Darden Restaurants, Inc.	81,575	3,383,731

		6,749,311

Leisure Equipment & Products 0.7%
Hasbro, Inc.	139,626	4,413,578

Media 4.5%
DIRECTV Group, Inc. *	106,499	2,538,936
Gannett Co., Inc.	75,603	4,313,907
Meredith Corp.	68,962	3,994,279
Omnicom Group, Inc.	43,763	4,582,424
Time Warner, Inc.	323,374	6,671,205
Walt Disney Co.	201,261	7,040,110

		29,140,861

Multi-line Retail 0.8%
J.C. Penney Co., Inc.	30,761	2,432,888
Nordstrom, Inc.	50,558	2,776,645

		5,209,533

Textiles, Apparel & Luxury Goods 0.6%
Nike, Inc., Class B	70,108	3,776,017

CONSUMER STAPLES 9.0%
Beverages 1.7%
Coca-Cola Enterprises, Inc.	244,570	5,365,866
Molson Coors Brewing Co., Class B	60,044	5,660,948

		11,026,814

Food & Staples Retailing 2.1%
Kroger Co.	263,286	7,769,570
Safeway, Inc.	159,396	5,786,075

		13,555,645

Food Products 1.0%
Archer Daniels Midland Co.	155,915	6,033,910

Household Products 2.3%
Energizer Holdings, Inc. *	48,042	4,668,721
Procter & Gamble Co.	160,018	10,290,758

		14,959,479

Tobacco 1.9%
Altria Group, Inc.	86,801	5,982,325
Reynolds American, Inc.	95,596	6,142,999

		12,125,324

ENERGY 13.7%
Energy Equipment & Services 1.1%
Helmerich & Payne, Inc.	116,396	3,758,427
Nabors Industries, Ltd. * ρ	107,335	3,447,600

		7,206,027

Oil, Gas & Consumable Fuels 12.6%
Chevron Corp.	232,081	18,053,581
ConocoPhillips	173,935	12,062,392
Exxon Mobil Corp.	406,108	32,236,853
Marathon Oil Corp.	79,948	8,118,720
Sunoco, Inc.	20,811	1,585,018
Valero Energy Corp.	131,171	9,212,139

		81,268,703

1

EVERGREEN DISCIPLINED VALUE FUND SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS 31.4%
Capital Markets 5.2%
Bear Stearns Cos.	46,649	$7,263,250
Goldman Sachs Group, Inc.	39,456	8,625,476
Lehman Brothers Holdings, Inc.	112,335	8,456,579
Merrill Lynch & Co., Inc.	54,010	4,873,322
Morgan Stanley	45,902	3,856,227

		33,074,854

Commercial Banks 3.6%
PNC Financial Services Group, Inc.	78,996	5,853,604
U.S. Bancorp	97,389	3,345,312
Wells Fargo & Co.	389,823	13,990,747

		23,189,663

Diversified Financial Services 10.4%
Bank of America Corp.	333,138	16,956,724
CIT Group, Inc.	118,686	7,079,620
Citigroup, Inc.	438,069	23,489,260
JPMorgan Chase & Co.	372,881	19,427,100

		66,952,704

Insurance 7.6%
ACE, Ltd.	92,682	5,510,872
Allstate Corp.	142,930	8,907,398
American International Group, Inc.	118,885	8,311,250
Chubb Corp.	54,960	2,958,497
Hartford Financial Services Group, Inc.	63,676	6,444,011
MetLife, Inc. ρ	39,490	2,594,493
PartnerRe, Ltd.	21,976	1,582,711
SAFECO Corp.	58,442	3,900,419
Travelers Companies, Inc.	164,969	8,924,823

		49,134,474

Real Estate Investment Trusts 2.4%
Hospitality Properties Trust	50,687	2,307,779
HRPT Properties Trust ρ	405,697	4,965,731
ProLogis	67,600	4,380,480
Simon Property Group, Inc. ρ	32,123	3,703,140

		15,357,130

Thrifts & Mortgage Finance 2.2%
Countrywide Financial Corp. ρ	107,579	3,989,029
Freddie Mac	93,694	6,069,497
MGIC Investment Corp. ρ	68,431	4,216,034

		14,274,560

HEALTH CARE 8.6%
Biotechnology 0.5%
Biogen Idec, Inc. *	78,150	3,689,461

Health Care Providers & Services 2.0%
CIGNA Corp.	45,194	7,031,734
McKesson Corp.	96,500	5,677,095

		12,708,829

Life Sciences Tools & Services 0.7%
Thermo Fisher Scientific, Inc. *	85,278	4,439,573

Pharmaceuticals 5.4%
Johnson & Johnson	77,177	4,956,307
King Pharmaceuticals, Inc. *	213,903	4,374,317

2

EVERGREEN DISCIPLINED VALUE FUND SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Pharmaceuticals continued
Merck & Co., Inc.	117,484	$6,043,377
Pfizer, Inc.	734,331	19,430,398

		34,804,399

INDUSTRIALS 7.5%
Aerospace & Defense 0.6%
Northrop Grumman Corp.	54,747	4,031,569

Commercial Services & Supplies 0.9%
Manpower, Inc.	71,740	5,757,135

Industrial Conglomerates 1.1%
General Electric Co.	200,554	7,392,420

Machinery 3.4%
Caterpillar, Inc.	87,471	6,352,144
Cummins, Inc.	76,393	7,040,379
Eaton Corp.	15,655	1,402,472
Paccar, Inc.	82,312	6,912,562

		21,707,557

Road & Rail 1.5%
CSX Corp.	38,434	1,659,196
Ryder System, Inc.	94,686	4,984,271
YRC Worldwide, Inc. *	75,992	3,044,224

		9,687,691

INFORMATION TECHNOLOGY 4.2%
Computers & Peripherals 2.2%
Hewlett-Packard Co.	151,030	6,364,404
International Business Machines Corp.	53,455	5,463,636
Lexmark International, Inc., Class A *	48,524	2,644,558

		14,472,598

IT Services 1.2%
Computer Sciences Corp. *	43,130	2,395,440
Electronic Data Systems Corp.	84,699	2,476,599
Fiserv, Inc. *	56,074	2,981,454

		7,853,493

Office Electronics 0.4%
Xerox Corp. *	140,708	2,603,098

Software 0.4%
Cadence Design Systems, Inc. *	101,298	2,248,816

MATERIALS 4.0%
Chemicals 1.4%
Ashland, Inc.	48,379	2,900,321
Eastman Chemical Co.	29,485	2,009,273
Lyondell Chemical Co.	136,366	4,243,710

		9,153,304

Metals & Mining 2.0%
Freeport-McMoRan Copper & Gold, Inc.	92,376	6,203,972
United States Steel Corp.	64,147	6,513,487

		12,717,459

Paper & Forest Products 0.6%
International Paper Co. ρ	107,850	4,068,102

3

EVERGREEN DISCIPLINED VALUE FUND SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)

	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES 6.3%
Diversified Telecommunication Services 5.5%
AT&T, Inc.	457,989	$17,733,334
CenturyTel, Inc.	53,074	2,444,058
Embarq Corp.	43,076	2,586,283
Qwest Communications International, Inc. * ρ	309,375	2,747,250
Verizon Communications, Inc.	252,376	9,635,716

		35,146,641

Wireless Telecommunication Services 0.8%
Sprint Nextel Corp.	252,598	5,059,538

UTILITIES 6.0%
Electric Utilities 1.4%
American Electric Power Co., Inc.	36,900	1,853,118
FirstEnergy Corp.	102,658	7,025,913

		8,879,031

Independent Power Producers & Energy Traders 0.9%
TXU Corp.	93,758	6,148,650

Multi-Utilities 3.7%
CenterPoint Energy, Inc. ρ	305,542	5,753,356
DTE Energy Co.	6,103	309,970
OGE Energy Corp.	98,794	3,797,641
PG&E Corp.	147,421	7,459,503
Xcel Energy, Inc. ρ	270,436	6,514,803

		23,835,273

Total Common Stocks (cost $501,907,981)		633,853,224

	Principal Amount	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 5.9%
CORPORATE BONDS 0.3%
Diversified Financial Services 0.3%
Bank of America Corp., FRN, 5.36%, 06/13/2007	$2,000,000	2,000,114

	Shares	Value

MUTUAL FUND SHARES 0.3%
AIM Short-Term Investment Co. Liquid Assets Portfolio, Class I, 5.24% q	2,104,463	2,104,463

	Principal Amount	Value

REPURCHASE AGREEMENTS ^ 5.3%
Banc of America Securities, LLC, 5.35%, dated 04/30/2007, maturing 05/01/2007, maturity value $3,000,446	$3,000,000	3,000,000
Barclays Capital, Inc., 5.36%, dated 04/30/2007, maturing 05/01/2007, maturity value $2,000,298	2,000,000	2,000,000
BNP Paribas Securities, 5.36%, dated 04/30/2007, maturing 05/01/2007, maturity value $7,001,042	7,000,000	7,000,000
Countrywide Securities Corp., 5.34%, dated 04/30/2007, maturing 05/01/2007, maturity value $4,000,593	4,000,000	4,000,000
Credit Suisse First Boston Corp., 5.35%, dated 04/30/2007, maturing 05/01/2007, maturity value $2,000,297	2,000,000	2,000,000
Deutsche Bank AG, 5.36%, dated 04/30/2007, maturing 05/01/2007, maturity value $6,000,893	6,000,000	6,000,000

4

EVERGREEN DISCIPLINED VALUE FUND SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)

	Principal Amount	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED continued
REPURCHASE AGREEMENTS ^ continued
Dresdner Kleinwort Wasserstein Securities, LLC, 5.36%, dated 04/30/2007, maturing 05/01/2007, maturity value $4,000,596	$4,000,000	$4,000,000
Greenwich Capital Markets, Inc., 5.36%, dated 04/30/2007, maturing 05/01/2007, maturity value $1,000,149	1,000,000	1,000,000
Nomura Securities International, Inc., 5.36%, dated 04/30/2007, maturing 05/01/2007, maturity value $5,000,744	5,000,000	5,000,000

		34,000,000

Total Investments of Cash Collateral from Securities Loaned (cost $38,104,577)		38,104,577

	Shares	Value

SHORT-TERM INVESTMENTS 1.2%
MUTUAL FUND SHARES 1.1%
Evergreen Institutional Money Market Fund, Class I, 5.21% q ø	7,316,570	7,316,570

	Principal Amount	Value

U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Bill, 4.875%, 07/12/2007 † ƒ	$500,000	495,125

Total Short-Term Investments (cost $7,811,695)		7,811,695

Total Investments (cost $547,824,253) 105.5%		679,769,496
Other Assets and Liabilities (5.5%)		(35,630,464)

Net Assets 100.0%		$644,139,032

*	Non-income producing security
ρ	All or a portion of this security is on loan.
q	Rate shown is the 7-day annualized yield at period end.
^

Collateral is pooled with the collateral of other Evergreen funds and allocated on a pro-rata basis into 134 issues of high grade short-term securities such that sufficient collateral is applied to the respective repurchase agreement.

ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
†	Rate shown represents the yield to maturity at date of purchase.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.

Summary of Abbreviations

FRN	Floating Rate Note

At April 30, 2007, the Fund had open long futures contracts outstanding as follows:

Expiration	Contracts	Initial Contract Amount	Value at April 30, 2007	Unrealized Gain

June 2007	13 S&P 500 Index	$4,789,219	$4,837,300	$48,081

On April 30, 2007, the aggregate cost of securities for federal income tax purposes was $550,968,807. The gross unrealized appreciation and depreciation on securities based on tax cost was $131,398,318 and $2,597,629, respectively, with a net unrealized appreciation of $128,800,689.

5

EVERGREEN EQUITY INCOME FUND SCHEDULE OF INVESTMENTS

April 30, 2007 (unaudited)
	Shares	Value

COMMON STOCKS 99.1%
CONSUMER DISCRETIONARY 6.5%
Diversified Consumer Services 1.2%
Apollo Group, Inc., Class A *	303,900	$14,374,470

Media 2.7%
News Corp., Class B ρ	462,812	11,107,488
Omnicom Group, Inc.	143,133	14,987,456
Walt Disney Co.	178,206	6,233,646

		32,328,590

Multi-line Retail 1.7%
Saks, Inc. ρ	275,100	5,760,594
Target Corp.	232,392	13,797,113

		19,557,707

Specialty Retail 0.9%
Zale Corp. *	388,487	10,842,672

CONSUMER STAPLES 11.1%
Beverages 2.4%
Coca-Cola Co.	232,996	12,160,061
Diageo plc	733,000	15,462,416

		27,622,477

Food & Staples Retailing 1.4%
Wal-Mart Stores, Inc.	158,609	7,600,543
Whole Foods Market, Inc. ρ	198,000	9,264,420

		16,864,963

Food Products 3.3%
General Mills, Inc.	204,898	12,273,390
Kraft Foods, Inc., Class A	359,022	12,016,466
Nestle SA	37,002	14,674,580

		38,964,436

Household Products 2.6%
Procter & Gamble Co.	482,821	31,050,219

Tobacco 1.4%
Altria Group, Inc.	232,683	16,036,513

ENERGY 10.7%
Energy Equipment & Services 0.7%
Schlumberger, Ltd.	114,703	8,468,523

Oil, Gas & Consumable Fuels 10.0%
BP plc, ADR	356,126	23,974,402
ConocoPhillips	559,526	38,803,128
Exxon Mobil Corp. ρ	519,229	41,216,398
Occidental Petroleum Corp.	280,230	14,207,661

		118,201,589

FINANCIALS 27.3%
Capital Markets 5.2%
Ameriprise Financial, Inc.	81,554	4,850,017
Janus Capital Group, Inc. ρ	395,400	9,892,908
Legg Mason, Inc.	345,900	34,309,821
Lehman Brothers Holdings, Inc.	175,000	13,174,000

		62,226,746

Commercial Banks 3.1%
PNC Financial Services Group, Inc.	329,224	24,395,498
Wells Fargo & Co.	333,504	11,969,459

		36,364,957

1

EVERGREEN EQUITY INCOME FUND SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Diversified Financial Services 9.2%
Bank of America Corp.	435,485	$22,166,186
Citigroup, Inc.	805,435	43,187,425
JPMorgan Chase & Co.	707,010	36,835,221
Moody’s Corp.	95,216	6,295,682

		108,484,514

Insurance 7.2%
Allstate Corp.	124,432	7,754,602
American International Group, Inc.	246,502	17,232,955
Assured Guaranty, Ltd.	340,719	9,611,683
Genworth Financial, Inc., Class A	165,173	6,027,163
Marsh & McLennan Cos.	200,263	6,360,353
Prudential Financial, Inc.	110,000	10,450,000
Stewart Information Services Corp.	217,300	8,739,806
Travelers Companies, Inc.	345,423	18,687,384

		84,863,946

Thrifts & Mortgage Finance 2.6%
Fannie Mae	265,000	15,613,800
Freddie Mac	232,531	15,063,358

		30,677,158

HEALTH CARE 10.1%
Biotechnology 1.7%
Amgen, Inc. *	315,100	20,210,514

Health Care Equipment & Supplies 2.3%
Baxter International, Inc.	171,462	9,709,893
Medtronic, Inc.	327,594	17,339,550

		27,049,443

Health Care Providers & Services 0.5%
WellPoint, Inc. *	77,495	6,119,780

Pharmaceuticals 5.6%
Bristol-Myers Squibb Co.	700,026	20,202,750
GlaxoSmithKline plc, ADR	63,800	3,686,364
Merck & Co., Inc.	174,658	8,984,408
Novartis AG, ADR	79,300	4,606,537
Pfizer, Inc.	844,330	22,340,972
Wyeth	112,776	6,259,068

		66,080,099

INDUSTRIALS 8.1%
Aerospace & Defense 1.0%
Lockheed Martin Corp.	115,950	11,147,433

Air Freight & Logistics 1.4%
Expeditors International of Washington, Inc. ρ	265,000	11,077,000
United Parcel Service, Inc., Class B	82,000	5,775,260

		16,852,260

Industrial Conglomerates 5.7%
General Electric Co.	1,227,169	45,233,449
Tyco International, Ltd.	687,773	22,442,033

		67,675,482

INFORMATION TECHNOLOGY 8.0%
Communications Equipment 2.0%
QUALCOMM, Inc.	530,200	23,222,760

2

EVERGREEN EQUITY INCOME FUND SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Computers & Peripherals 0.7%
Dell, Inc. *	350,000	$8,823,500

IT Services 1.4%
Affiliated Computer Services, Inc., Class A *	285,379	17,097,056

Semiconductors & Semiconductor Equipment 2.1%
Intel Corp.	548,200	11,786,300
Texas Instruments, Inc.	367,300	12,624,101

		24,410,401

Software 1.8%
Microsoft Corp.	712,453	21,330,843

MATERIALS 3.1%
Chemicals 0.6%
Dow Chemical Co.	164,093	7,320,189

Metals & Mining 1.2%
Alcoa, Inc.	385,000	13,663,650

Paper & Forest Products 1.3%
Domtar Corp. *	429,731	4,189,877
Weyerhaeuser Co.	135,258	10,715,139

		14,905,016

TELECOMMUNICATION SERVICES 6.0%
Diversified Telecommunication Services 4.9%
AT&T, Inc.	763,180	29,550,330
Verizon Communications, Inc.	544,352	20,783,359
Windstream Corp.	508,594	7,435,644

		57,769,333

Wireless Telecommunication Services 1.1%
Sprint Nextel Corp. ρ	659,128	13,202,334

UTILITIES 8.2%
Electric Uptilities 6.9%
DPL, Inc. ρ	360,325	11,296,189
El Paso Electric Co. *	261,700	6,908,880
Entergy Corp.	107,360	12,146,710
Exelon Corp. ρ	186,500	14,063,965
Fortum Oyj ρ	601,600	18,598,717
FPL Group, Inc. ρ	220,787	14,212,059
Iberdrola SA	82,382	4,083,144

		81,309,664

Independent Power Producers & Energy Traders 0.8%
TXU Corp.	143,929	9,438,864

Multi-Utilities 0.5%
Energy East Corp.	233,729	5,660,916

Total Common Stocks (cost $938,754,619)		1,170,219,017

	Principal Amount	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 11.8%
COMMERCIAL PAPER 2.4%
Austra Corp., 5.33%, 05/14/2007	$4,980,163	4,990,449
East Fleet Finance, LLC, 5.34%, 12/03/2007	9,998,461	9,998,800

3

EVERGREEN EQUITY INCOME FUND SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)
	Principal Amount	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED continued
COMMERCIAL PAPER continued
MICA Funding, LLC, 5.37%, 05/01/2007	$8,518,729	$8,520,000
Morgan Stanley, 5.37%, 10/29/2007	5,000,000	5,000,000

		28,509,249

CORPORATE BONDS 1.4%
Capital Markets 0.6%
Credit Suisse Group, 5.30%, 08/01/2007	4,999,525	5,000,721
Morgan Stanley, FRN, 5.49%, 01/11/2008	2,002,140	2,001,686

		7,002,407

Commercial Banks 0.4%
BNP Paribas SA, 5.35%, 02/22/2008	5,001,500	5,000,996

Diversified Financial Services 0.4%
Bank of America Corp., FRN, 5.36%, 02/08/2008	4,000,000	4,000,313

		16,003,716

	Shares	Value

MUTUAL FUND SHARES 0.1%
AIM Short-Term Investment Co. Liquid Assets Portfolio, Class I, 5.24% q	1,503,078	1,503,078

	Principal Amount	Value

REPURCHASE AGREEMENTS ^ 7.9%
ABN AMRO, Inc., 5.36%, dated 04/30/2007, maturing 05/01/2007, maturity value $15,002,233	$15,000,000	15,000,000
Banc of America Securities, LLC, 5.35%, dated 04/30/2007, maturing 05/01/2007, maturity value $15,002,229	15,000,000	15,000,000
BNP Paribas Securities, 5.36%, dated 04/30/2007, maturing 05/01/2007, maturity value $8,001,191	8,000,000	8,000,000
Cantor Fitzgerald & Co., 5.35%, dated 04/30/2007, maturing 05/01/2007, maturity value $6,000,892	6,000,000	6,000,000
Credit Suisse First Boston, LLC, 5.35%, dated 4/30/2007, maturing 5/01/2007, maturity value $6,000,892	6,000,000	6,000,000
Deutsche Bank Securities, Inc., 5.36%, dated 04/30/2007, maturing 05/01/2007, maturity value $9,001,340	9,000,000	9,000,000
Dresdner Kleinwort Wasserstein Securities, LLC, 5.36%, dated 04/30/2007, maturing 05/01/2007, maturity value $9,001,340	9,000,000	9,000,000
Greenwich Capital Markets, Inc., 5.36%, dated 04/30/2007, maturing 05/01/2007, maturity value $1,000,149	1,000,000	1,000,000
Lehman Brothers Holdings, Inc., 5.35%, dated 04/30/2007, maturing 05/01/2007, maturity value $10,001,486	10,000,000	10,000,000
Merrill Lynch & Co., Inc., 5.35%, dated 04/30/2007, maturing 05/01/2007, maturity value $5,000,743	5,000,000	5,000,000
Nomura Securities International, Inc., 5.36%, dated 04/30/2007, maturing 05/01/2007, maturity value $9,001,340	9,000,000	9,000,000

		93,000,000

Total Investments of Cash Collateral from Securities Loaned (cost $139,016,043)		139,016,043

	Shares	Value

SHORT-TERM INVESTMENTS 0.3%
MUTUAL FUND SHARES 0.3%
Evergreen Institutional U.S. Government Money Market Fund, Class I, 4.99% q ø (cost $3,469,379)	3,469,379	3,469,379

Total Investments (cost $1,081,240,041) 111.2%		1,312,704,439
Other Assets and Liabilities (11.2%)		(132,722,225)

Net Assets 100.0%		$1,179,982,214

4

EVERGREEN EQUITY INCOME FUND SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)

*	Non-income producing security
ρ	All or a portion of this security is on loan.
q	Rate shown is the 7-day annualized yield at period end.
^

Collateral is pooled with the collateral of other Evergreen funds and allocated on a pro-rata basis into 175 issues of high grade short-term securities such that sufficient collateral is applied to the respective repurchase agreement.

ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt
FRN	Floating Rate Note

On April 30, 2007, the aggregate cost of securities for federal income tax purposes was $1,081,910,863. The gross unrealized appreciation and depreciation on securities based on tax cost was $234,018,644 and $3,225,068, respectively, with a net unrealized appreciation of $230,793,576.

5

EVERGREEN FUNDAMENTAL LARGE CAP FUND SCHEDULE OF INVESTMENTS

April 30, 2007 (unaudited)

	Shares	Value

COMMON STOCKS 99.5%
CONSUMER DISCRETIONARY 9.0%
Diversified Consumer Services 2.6%
Apollo Group, Inc., Class A * ρ	673,393	$31,851,489

Internet & Catalog Retail 2.3%
Amazon.com, Inc. *	450,000	27,598,500

Media 2.2%
News Corp., Class A	438,667	9,821,754
Omnicom Group, Inc.	167,096	17,496,622

		27,318,376

Multi-line Retail 0.9%
J.C. Penney Co., Inc.	138,796	10,977,376

Specialty Retail 1.0%
Best Buy Co., Inc.	248,433	11,589,399

CONSUMER STAPLES 11.6%
Beverages 2.2%
Diageo plc	605,131	12,765,058
Diageo plc, ADR	44,312	3,739,933
PepsiCo, Inc.	146,916	9,709,678

		26,214,669

Food & Staples Retailing 4.6%
CVS/Caremark Corp.	515,500	18,681,720
Wal-Mart Stores, Inc.	558,959	26,785,315
Whole Foods Market, Inc. ρ	228,947	10,712,430

		56,179,465

Food Products 0.5%
Kraft Foods, Inc., Class A	188,164	6,297,849

Household Products 2.7%
Procter & Gamble Co.	508,433	32,697,326

Tobacco 1.6%
Altria Group, Inc.	271,904	18,739,624

ENERGY 8.7%
Energy Equipment & Services 1.5%
Schlumberger, Ltd.	242,576	17,909,386

Oil, Gas & Consumable Fuels 7.2%
Apache Corp.	184,980	13,411,050
BP plc, ADR	194,324	13,081,892
ConocoPhillips	168,557	11,689,428
Exxon Mobil Corp.	619,928	49,209,884

		87,392,254

FINANCIALS 22.0%
Capital Markets 5.9%
Goldman Sachs Group, Inc.	62,786	13,725,647
Legg Mason, Inc. ρ	202,242	20,060,384
Merrill Lynch & Co., Inc.	106,046	9,568,531
Morgan Stanley	119,350	10,026,594
State Street Corp. ρ	162,450	11,187,931
T. Rowe Price Group, Inc.	138,597	6,885,499

		71,454,586

Commercial Banks 2.9%
U.S. Bancorp ρ	421,770	14,487,800
Wells Fargo & Co.	586,100	21,035,129

		35,522,929

1

EVERGREEN FUNDAMENTAL LARGE CAP FUND SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Consumer Finance 1.5%
American Express Co.	204,091	$12,382,201
Capital One Financial Corp.	86,417	6,417,326

		18,799,527

Diversified Financial Services 8.5%
Bank of America Corp.	649,396	33,054,257
Citigroup, Inc.	857,299	45,968,372
JPMorgan Chase & Co.	449,480	23,417,908

		102,440,537

Insurance 3.2%
American International Group, Inc.	198,965	13,909,643
Hartford Financial Services Group, Inc.	120,833	12,228,300
Prudential Financial, Inc.	129,191	12,273,145

		38,411,088

HEALTH CARE 15.3%
Biotechnology 2.4%
Amgen, Inc. *	207,393	13,302,187
Biogen Idec, Inc. *	327,518	15,462,125

		28,764,312

Health Care Equipment & Supplies 4.0%
Baxter International, Inc.	298,093	16,881,007
Medtronic, Inc.	229,886	12,167,866
St. Jude Medical, Inc. *	218,718	9,358,943
Zimmer Holdings, Inc. *	104,061	9,415,439

		47,823,255

Health Care Providers & Services 0.9%
WellPoint, Inc. *	145,037	11,453,572

Pharmaceuticals 8.0%
Abbott Laboratories	244,787	13,859,840
Bristol-Myers Squibb Co.	737,484	21,283,788
Johnson & Johnson	239,763	15,397,580
Novartis AG, ADR	120,671	7,009,779
Pfizer, Inc.	929,703	24,599,941
Wyeth	269,024	14,930,832

		97,081,760

INDUSTRIALS 7.4%
Aerospace & Defense 1.7%
Lockheed Martin Corp.	142,883	13,736,772
United Technologies Corp.	99,747	6,696,016

		20,432,788

Air Freight & Logistics 1.0%
Expeditors International of Washington, Inc. ρ	48,877	2,043,059
United Parcel Service, Inc., Class B	148,708	10,473,504

		12,516,563

Commercial Services & Supplies 0.5%
Cintas Corp.	162,859	6,102,327

Industrial Conglomerates 2.9%
General Electric Co.	944,593	34,817,698

Machinery 1.3%
Pall Corp.	381,420	16,000,569

2

EVERGREEN FUNDAMENTAL LARGE CAP FUND SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY 20.0%
Communications Equipment 5.7%
Cisco Systems, Inc. *	1,060,819	$28,366,300
QUALCOMM, Inc. ρ	931,386	40,794,707

		69,161,007

Computers & Peripherals 1.9%
Dell, Inc. *	904,092	22,792,159

Internet Software & Services 2.9%
eBay, Inc. *	386,025	13,101,688
Google, Inc., Class A *	46,765	22,044,086

		35,145,774

IT Services 1.9%
Accenture, Ltd., Class A	330,189	12,910,390
Automatic Data Processing, Inc.	240,440	10,762,094

		23,672,484

Semiconductors & Semiconductor Equipment 3.7%
Altera Corp. * ρ	653,473	14,729,282
Intel Corp.	775,438	16,671,917
Texas Instruments, Inc.	396,911	13,641,831

		45,043,030

Software 3.9%
Microsoft Corp.	692,325	20,728,211
Oracle Corp. *	1,398,243	26,286,968

		47,015,179

MATERIALS 1.5%
Chemicals 1.0%
Air Products & Chemicals, Inc.	159,320	12,187,980

Paper & Forest Products 0.5%
Weyerhaeuser Co.	78,637	6,229,623

TELECOMMUNICATION SERVICES 2.6%
Diversified Telecommunication Services 1.7%
AT&T, Inc.	310,141	12,008,659
Verizon Communications, Inc.	203,482	7,768,943

		19,777,602

Wireless Telecommunication Services 0.9%
Sprint Nextel Corp. ρ	553,537	11,087,346

UTILITIES 1.4%
Electric Utilities 1.4%
DPL, Inc. ρ	250,137	7,841,795
Exelon Corp.	127,937	9,647,729

		17,489,524

Total Common Stocks (cost $878,997,928)		1,205,988,932

	Principal
	Amount	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 8.3%
CERTIFICATE OF DEPOSIT 0.7%
Credit Industries, 5.29%, 03/20/2008	$8,998,094	8,998,345

COMMERCIAL PAPER 3.6%
Austra Corp., 5.29%, 05/14/2007	4,980,163	4,990,449
Bavaria Trust Corp., 5.30%, 05/03/2007	9,958,778	9,997,056
East Fleet Finance, LLC, 5.34%, 12/03/2007	9,998,461	9,998,800

3

EVERGREEN FUNDAMENTAL LARGE CAP FUND SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)
	Principal
	Amount	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED continued
COMMERCIAL PAPER continued
Erste Finance, 5.34%, 07/11/2007	$10,000,000	$10,000,000
Giro Balanced Funding Corp., 5.29%, 05/14/2007	4,980,163	4,990,449
Morgan Stanley, 5.37%, 10/29/2007	4,000,000	4,000,000

		43,976,754

CORPORATE BONDS 1.9%
Capital Markets 0.4%
Morgan Stanley, FRN, 5.49%, 01/11/2008	5,005,350	5,004,216

Consumer Finance 0.6%
Toyota Motor Credit Corp., FRN, 5.28%, 01/14/2008	6,999,704	7,000,813

Diversified Financial Services 0.9%
Bank of America Corp., FRN, 5.36%, 06/13/2007	2,000,000	2,000,114
Links Finance, LLC, FRN, 5.40%, 06/20/2007	9,001,287	9,000,965

		11,001,079

		23,006,108

	Shares	Value

MUTUAL FUND SHARES 0.1%
AIM Short-Term Investment Co. Liquid Assets Portfolio, Class I, 5.24% q	521,944	521,944

	Principal
	Amount	Value

REPURCHASE AGREEMENTS ^ 2.0%
ABN AMRO, Inc., 5.36%, dated 04/30/2007, maturing 05/01/2007, maturity value $2,000,298	$2,000,000	2,000,000
Banc of America Securities, LLC, 5.35%, dated 04/30/2007, maturing 05/01/2007, maturity
value $2,000,297	2,000,000	2,000,000
Barclays Capital, Inc., 5.36%, dated 04/30/2007, maturing 05/01/2007, maturity value $2,000,298	2,000,000	2,000,000
BNP Paribas SA, 5.36%, dated 04/30/2007, maturing 05/01/2007, maturity value $3,000,447	3,000,000	3,000,000
Cantor Fitzgerald & Co., 5.35%, dated 04/30/2007, maturing 05/01/2007, maturity value
$1,000,149	1,000,000	1,000,000
Credit Suisse First Boston Corp., 5.35%, dated 04/30/2007, maturing 05/01/2007, maturity value
$2,000,297	2,000,000	2,000,000
Deutsche Bank Securities, Inc., 5.36%, dated 04/30/2007, maturing 05/01/2007, maturity value
$1,000,149	1,000,000	1,000,000
Dresdner Kleinwort Wasserstein Securities, LLC, 5.36%, dated 04/30/2007, maturing 05/01/2007,
maturity value $2,000,298	2,000,000	2,000,000
Greenwich Capital Markets, Inc., 5.36%, dated 04/30/2007, maturing 05/01/2007, maturity value
$3,000,447	3,000,000	3,000,000
Lehman Brothers, Inc., 5.35%, dated 04/30/2007, maturing 05/01/2007, maturity value $1,000,149	1,000,000	1,000,000
Merrill Lynch & Co., Inc., 5.35%, dated 04/30/2007, maturing 05/01/2007, maturity value
$3,000,446	3,000,000	3,000,000
Nomura Securities International, Inc., 5.36%, dated 04/30/2007, maturing 05/01/2007, maturity
value $2,000,298	2,000,000	2,000,000

		24,000,000

Total Investments of Cash Collateral from Securities Loaned (cost $100,503,151)		100,503,151

4

EVERGREEN FUNDAMENTAL LARGE CAP FUND SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS 0.5%
MUTUAL FUND SHARES 0.5%
Evergreen Institutional U.S. Government Money Market Fund, Class I, 4.99% q ø (cost $6,337,009)	6,337,009	$6,337,009

Total Investments (cost $985,838,088) 108.3%		1,312,829,092
Other Assets and Liabilities (8.3%)		(101,070,765)

Net Assets 100.0%		$1,211,758,327

*	Non-income producing security
ρ	All or a portion of this security is on loan.
q	Rate shown is the 7-day annualized yield at period end.
^	Collateral is pooled with the collateral of other Evergreen funds and allocated on a pro-rata basis into 176 issues of high grade short-term securities such that sufficient collateral is applied to the respective repurchase agreement.

ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt
FRN	Floating Rate Note

On April 30, 2007, the aggregate cost of securities for federal income tax purposes was $990,428,262. The gross unrealized appreciation and depreciation on securities based on tax cost was $327,386,323 and $4,985,493, respectively, with a net unrealized appreciation of $322,400,830.

5

EVERGREEN INTRINSIC VALUE FUND SCHEDULE OF INVESTMENTS

April 30, 2007 (unaudited)
	Shares	Value

COMMON STOCKS 96.2%
CONSUMER DISCRETIONARY 13.9%
Household Durables 2.0%
Matsushita Electric Industrial Co., Ltd., ADR	107,200	$2,082,896

Media 6.3%
Time Warner, Inc.	136,300	2,811,869
Walt Disney Co.	60,000	2,098,800
Warner Music Group Corp. ρ	96,300	1,656,360

		6,567,029

Multi-line Retail 3.2%
J.C. Penney Co., Inc.	42,150	3,333,643

Specialty Retail 2.4%
Home Depot, Inc.	67,300	2,548,651

CONSUMER STAPLES 15.5%
Beverages 2.6%
Diageo plc, ADR	32,050	2,705,020

Food & Staples Retailing 2.6%
Sysco Corp.	82,100	2,687,954

Food Products 5.1%
Archer Daniels Midland Co.	74,650	2,888,955
Kellogg Co.	45,750	2,420,633

		5,309,588

Personal Products 2.4%
L’Oreal Co., ADR	106,800	2,568,540

Tobacco 2.8%
UST, Inc.	52,280	2,963,230

ENERGY 5.9%
Energy Equipment & Services 2.8%
Weatherford International, Ltd. *	55,400	2,907,946

Oil, Gas & Consumable Fuels 3.1%
ConocoPhillips	47,450	3,290,658

FINANCIALS 18.2%
Capital Markets 5.6%
Charles Schwab Corp.	151,000	2,887,120
Morgan Stanley	35,400	2,973,954

		5,861,074

Commercial Banks 4.5%
Mitsubishi UFJ Financial Group, Inc., ADR	216,100	2,258,245
Wells Fargo & Co.	67,800	2,433,342

		4,691,587

Diversified Financial Services 2.9%
JPMorgan Chase & Co.	59,600	3,105,160

Insurance 5.2%
AFLAC, Inc.	52,200	2,679,948
American International Group, Inc.	39,600	2,768,436

		5,448,384

HEALTH CARE 10.9%
Health Care Equipment & Supplies 6.3%
Baxter International, Inc.	53,600	3,035,368
C.R. Bard, Inc.	19,000	1,579,470
Hospira, Inc. *	48,600	1,970,730

		6,585,568

1

EVERGREEN INTRINSIC VALUE FUND SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Providers & Services 2.1%
Community Health Systems, Inc. *	61,100	$2,248,480

Pharmaceuticals 2.5%
AstraZeneca plc, ADR	47,450	2,577,010

INDUSTRIALS 8.4%
Aerospace & Defense 5.4%
Boeing Co.	34,300	3,189,900
Northrop Grumman Corp.	34,300	2,525,852

		5,715,752

Machinery 3.0%
Deere & Co.	28,450	3,112,430

INFORMATION TECHNOLOGY 13.7%
Computers & Peripherals 6.4%
Apple, Inc. *	39,400	3,932,120
International Business Machines Corp.	27,150	2,775,001

		6,707,121

Electronic Equipment & Instruments 2.2%
Molex, Inc., Class A	84,300	2,258,397

Semiconductors & Semiconductor Equipment 2.3%
Texas Instruments, Inc.	70,600	2,426,522

Software 2.8%
Oracle Corp. *	157,100	2,953,480

MATERIALS 2.3%
Chemicals 2.3%
Air Products & Chemicals, Inc.	30,900	2,363,850

TELECOMMUNICATION SERVICES 4.7%
Diversified Telecommunication Services 2.8%
AT&T, Inc.	75,650	2,929,168

Wireless Telecommunication Services 1.9%
Vodafone Group plc, ADR ρ	68,300	1,962,259

UTILITIES 2.7%
Multi-Utilities 2.7%
Dominion Resources, Inc.	31,300	2,854,560

Total Common Stocks (cost $96,194,678)		100,765,957

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 2.9%
MUTUAL FUND SHARES 1.0%
AIM Short-Term Investment Co. Liquid Assets Portfolio, Class I, 5.24% q	1,007,089	1,007,089

	Principal Amount	Value

REPURCHASE AGREEMENTS ^ 1.9%
Banc of America Corp., 5.35%, dated 4/30/2007, maturing 05/01/2007, maturity value $1,000,149	$1,000,000	1,000,000
BNP Paribas SA, 5.36%, dated 04/30/2007, maturing 05/01/2007, maturity value $1,000,149	1,000,000	1,000,000

		2,000,000

Total Investments of Cash Collateral from Securities Loaned (cost $3,007,089)		3,007,089

2

EVERGREEN INTRINSIC VALUE FUND SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS 4.6%
MUTUAL FUND SHARES 4.6%
Evergreen Institutional Money Market Fund, Class I, 5.21% q ø (cost $4,775,761)	4,775,761	$4,775,761

Total Investments (cost $103,977,528) 103.7%		108,548,807
Other Assets and Liabilities (3.7%)		(3,838,300)

Net Assets 100.0%		$104,710,507

ρ	All or a portion of this security is on loan.
*	Non-income producing security
q	Rate shown is the 7-day annualized yield at period end.
^

Collateral is pooled with the collateral of other Evergreen funds and allocated on a pro-rata basis into 60 issues of high grade short-term securities such that sufficient collateral is applied to the respective repurchase agreement.

ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

ADR	American Depository Receipt

On April 30, 2007, the aggregate cost of securities for federal income tax purposes was $103,977,528. The gross unrealized appreciation and depreciation on securities based on tax cost was $5,944,895 and $1,373,616, respectively, with a net unrealized appreciation of $4,571,279.

3

EVERGREEN LARGE CAP VALUE FUND† SCHEDULE OF INVESTMENTS

April 30, 2007 (unaudited)

	Shares	Value

COMMON STOCKS 97.9%
CONSUMER DISCRETIONARY 15.8%
Automobiles 1.1%
Harley-Davidson, Inc.	13,200	$835,824

Diversified Consumer Services 0.8%
ITT Educational Services, Inc. *	6,300	612,423

Hotels, Restaurants & Leisure 0.6%
Starbucks Corp. *	15,700	487,014

Media 1.7%
Gannett Co., Inc.	15,000	855,900
McGraw-Hill Cos.	6,900	452,157

		1,308,057

Multi-line Retail 1.7%
Kohl’s Corp. *	9,400	695,976
Target Corp.	11,000	653,070

		1,349,046

Specialty Retail 8.1%
AutoZone, Inc. *	3,600	478,944
Bed, Bath & Beyond, Inc. *	13,500	549,990
Best Buy Co., Inc.	5,800	270,570
Home Depot, Inc.	61,400	2,325,218
Lowe’s Cos.	69,500	2,123,920
Staples, Inc.	19,500	483,600
TJX Cos.	2,100	58,569

		6,290,811

Textiles, Apparel & Luxury Goods 1.8%
Liz Claiborne, Inc.	11,200	500,864
Nike, Inc., Class B	6,400	344,704
VF Corp.	5,800	509,298

		1,354,866

CONSUMER STAPLES 7.1%
Food & Staples Retailing 5.2%
Kroger Co.	27,200	802,672
Safeway, Inc.	14,500	526,350
Wal-Mart Stores, Inc.	46,200	2,213,904
Walgreen Co.	11,600	509,240

		4,052,166

Food Products 1.0%
Kraft Foods, Inc., Class A	12,889	431,397
Tyson Foods, Inc., Class A	16,400	343,744

		775,141

Tobacco 0.9%
Altria Group, Inc.	8,900	613,388
UST, Inc.	700	39,676

		653,064

ENERGY 8.4%
Oil, Gas & Consumable Fuels 8.4%
Anadarko Petroleum Corp.	11,600	541,256
Chevron Corp.	20,600	1,602,474
Exxon Mobil Corp.	48,100	3,818,178
Occidental Petroleum Corp.	11,400	577,980

		6,539,888

1

EVERGREEN LARGE CAP VALUE FUND† SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS 27.2%
Commercial Banks 5.2%
BB&T Corp.	13,500	$561,870
Comerica, Inc.	10,300	637,673
Fifth Third Bancorp	13,900	564,201
International Bancshares Corp.	1,500	43,125
National City Corp.	34,800	1,271,940
U.S. Bancorp	28,000	961,800

		4,040,609

Diversified Financial Services 8.1%
Bank of America Corp.	41,224	2,098,302
Citigroup, Inc.	70,700	3,790,934
Moody’s Corp.	5,700	376,884

		6,266,120

Insurance 8.7%
AFLAC, Inc.	15,900	816,306
Allstate Corp.	21,600	1,346,112
Ambac Financial Group, Inc.	6,900	633,420
American International Group, Inc.	24,000	1,677,840
MBIA, Inc.	7,700	535,612
Old Republic International Corp.	16,325	347,233
Progressive Corp.	20,800	479,856
Torchmark Corp.	6,900	471,270
UnumProvident Corp.	18,200	452,816

		6,760,465

Thrifts & Mortgage Finance 5.2%
Countrywide Financial Corp.	14,000	519,120
Fannie Mae	27,700	1,632,084
MGIC Investment Corp.	6,500	400,465
PMI Group, Inc.	8,800	426,536
Radian Group, Inc.	6,500	377,715
Washington Mutual, Inc.	15,736	660,597

		4,016,517

HEALTH CARE 20.4%
Health Care Equipment & Supplies 1.9%
Stryker Corp.	10,700	694,858
Zimmer Holdings, Inc. *	8,300	750,984

		1,445,842

Health Care Providers & Services 7.3%
AmerisourceBergen Corp.	16,400	819,836
Cardinal Health, Inc.	15,400	1,077,230
Express Scripts, Inc. *	7,800	745,290
McKesson Corp.	16,400	964,812
Quest Diagnostics, Inc.	9,600	469,344
UnitedHealth Group, Inc.	29,900	1,586,494

		5,663,006

Pharmaceuticals 11.2%
Bristol-Myers Squibb Co.	11,500	331,890
Forest Laboratories, Inc. *	22,900	1,218,509
Merck & Co., Inc.	64,200	3,302,448
Pfizer, Inc.	144,500	3,823,470

		8,676,317

2

EVERGREEN LARGE CAP VALUE FUND† SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS 4.4%
Air Freight & Logistics 0.9%
FedEx Corp.	6,800	$716,992

Building Products 1.2%
American Standard Companies, Inc.	9,100	501,046
Masco Corp.	15,700	427,197

		928,243

Commercial Services & Supplies 0.5%
Pitney Bowes, Inc.	8,400	403,200

Machinery 1.8%
Danaher Corp.	8,700	619,353
Paccar, Inc.	9,300	781,014

		1,400,367

INFORMATION TECHNOLOGY 7.7%
Communications Equipment 1.5%
Cisco Systems, Inc. *	43,400	1,160,516

Computers & Peripherals 2.6%
Dell, Inc. *	65,000	1,638,650
Lexmark International, Inc., Class A *	6,700	365,150

		2,003,800

IT Services 1.3%
First Data Corp.	17,400	563,760
Fiserv, Inc. *	9,100	483,847

		1,047,607

Software 2.3%
Intuit, Inc. *	11,000	312,950
Microsoft Corp.	49,300	1,476,042

		1,788,992

TELECOMMUNICATION SERVICES 6.9%
Diversified Telecommunication Services 6.9%
AT&T, Inc.	64,947	2,514,748
Verizon Communications, Inc.	74,800	2,855,864

		5,370,612

Total Common Stocks (cost $66,803,435)		75,947,505

SHORT-TERM INVESTMENTS 0.4%
MUTUAL FUND SHARES 0.4%
Evergreen Institutional Money Market Fund, Class I, 5.21% q ø (cost $304,895)	304,895	304,895

Total Investments (cost $67,108,330) 98.3%		76,252,400
Other Assets and Liabilities 1.7%		1,294,201

Net Assets 100.0%		$77,546,601

†	Effective at the close of business on May 25, 2007, the Fund merged into Evergreen Intrinsic Value Fund. Class A, Class B, Class C and Class I shareholders of the Fund received Class A, Class B, Class C and Class I shares, respectively, of Evergreen Intrinsic Value Fund.

*	Non-income producing security
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

On April 30, 2007, the aggregate cost of securities for federal income tax purposes was $68,162,647. The gross unrealized appreciation and depreciation on securities based on tax cost was $9,459,340 and $1,369,587, respectively, with a net unrealized appreciation of $8,089,753.

3

EVERGREEN SMALL CAP VALUE FUND SCHEDULE OF INVESTMENTS

April 30, 2007 (unaudited)
	Shares	Value

COMMON STOCKS 94.8%
CONSUMER DISCRETIONARY 7.3%
Specialty Retail 7.3%
Foot Locker, Inc.	265,500	$6,316,245
Group 1 Automotive, Inc.	260,000	10,660,000
Men’s Wearhouse, Inc.	215,000	9,303,050

		26,279,295

CONSUMER STAPLES 2.6%
Food Products 2.6%
Chiquita Brands International, Inc. ρ	235,000	3,485,050
Reddy Ice Holdings, Inc.	200,000	5,858,000

		9,343,050

ENERGY 13.2%
Energy Equipment & Services 5.7%
Complete Production Services, Inc. *	250,000	6,017,500
Superior Energy Services, Inc. *	400,000	14,532,000

		20,549,500

Oil, Gas & Consumable Fuels 7.5%
Forest Oil Corp. * ρ	220,000	7,752,800
Mariner Energy, Inc. *	178,046	4,014,938
Newfield Exploration Co. *	130,600	5,713,750
Range Resources Corp.	270,000	9,868,500

		27,349,988

FINANCIALS 17.5%
Commercial Banks 7.6%
Alabama National BanCorp	58,705	3,676,107
AmericanWest Bancorp ρ	170,000	3,423,800
First State Bancorp	210,000	4,391,100
MB Financial, Inc.	270,000	9,069,300
Prosperity Bancshares, Inc.	200,000	6,938,000

		27,498,307

Consumer Finance 1.0%
Cash America International, Inc.	81,300	3,508,908

Diversified Financial Services 1.2%
Leucadia National Corp.	150,000	4,521,000

Insurance 6.1%
American Equity Investment Life Holding Co. ρ	229,900	3,138,135
HCC Insurance Holdings, Inc. ρ	427,500	13,107,150
RenaissanceRe Holdings, Ltd.	105,000	5,685,750

		21,931,035

Real Estate Investment Trusts 1.6%
Ashford Hospitality Trust	500,000	6,000,000

HEALTH CARE 11.1%
Health Care Equipment & Supplies 5.1%
Bausch & Lomb, Inc.	200,000	11,766,000
Symmetry Medical, Inc. *	398,200	6,765,418

		18,531,418

Health Care Providers & Services 6.0%
Owens & Minor, Inc.	290,000	10,251,500
Pediatrix Medical Group, Inc. *	200,000	11,410,000

		21,661,500

1

EVERGREEN SMALL CAP VALUE FUND SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS 18.7%
Aerospace & Defense 2.0%
Esterline Technologies Corp. *	170,000	$7,094,100

Air Freight & Logistics 2.6%
Pacer International, Inc.	370,000	9,453,500

Airlines 0.6%
Alaska Air Group, Inc. *	75,450	2,233,320

Commercial Services & Supplies 0.2%
United Stationers, Inc. *	10,600	630,912

Electrical Equipment 2.5%
Ametek, Inc.	210,000	7,618,800
Lamson & Sessions Co. * ρ	59,800	1,511,744

		9,130,544

Machinery 8.1%
Barnes Group, Inc. ρ	460,000	11,178,000
Commercial Vehicle Group, Inc. *	300,000	5,898,000
Gehl Co.	50,000	1,463,500
Kennametal, Inc. ρ	150,000	10,584,000

		29,123,500

Road & Rail 2.7%
YRC Worldwide, Inc. * ρ	250,000	9,947,500

INFORMATION TECHNOLOGY 13.1%
Computers & Peripherals 1.9%
Western Digital Corp. *	390,000	6,895,200

Electronic Equipment & Instruments 6.2%
Arrow Electronics, Inc. *	350,000	13,832,000
Benchmark Electronics, Inc. *	412,500	8,736,750

		22,568,750

IT Services 1.2%
Perot Systems Corp., Class A *	234,300	4,193,970

Semiconductors & Semiconductor Equipment 3.8%
Entegris, Inc. *	500,000	5,860,000
International Rectifier Corp. *	220,000	7,761,600

		13,621,600

MATERIALS 11.3%
Chemicals 7.6%
Albemarle Corp.	200,000	8,490,000
Cytec Industries, Inc.	230,000	12,627,000
Scotts Miracle-Gro Co., Class A	140,000	6,295,800

		27,412,800

Metals & Mining 3.7%
Commercial Metals Co.	400,000	13,412,000

Total Common Stocks (cost $254,876,169)		342,891,697

	Principal Amount	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 13.8%
CORPORATE BONDS 0.8%
Capital Markets 0.3%
Morgan Stanley, FRN, 5.49%, 01/11/2008	$1,001,070	1,000,843

Diversified Financial Services 0.5%
Bank of America Corp., FRN, 5.36%, 06/13/2007	2,000,000	2,000,114

		3,000,957

2

EVERGREEN SMALL CAP VALUE FUND SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)
	Shares	Value

MUTUAL FUND SHARES 0.3%
AIM Short-Term Investment Co. Liquid Assets Portfolio, Class I, 5.24% q	891,668	$891,668

	Principal Amount	Value

REPURCHASE AGREEMENTS ^ 12.7%
Bank of America Corp., 5.35%, dated 04/30/2007, maturing 05/01/2007, maturity value $12,001,783	$12,000,000	12,000,000
BNP Paribas SA, 5.36%, dated 04/30/2007, maturing 05/01/2007, maturity value $8,001,191	8,000,000	8,000,000
Credit Suisse First Boston, LLC, 5.35%, dated 04/30/2007, maturing 05/01/2007, maturity value $6,000,892	6,000,000	6,000,000
Deutsche Bank Securities, Inc., 5.36%, dated 04/30/2007, maturing 05/01/2007, maturity value $2,000,298	2,000,000	2,000,000
Dresdner Kleinwort Wasserstein Securities, LLC, 5.36%, dated 04/30/2007, maturing 05/01/2007, maturity value $7,001,042	7,000,000	7,000,000
Lehman Brothers Holdings, Inc., 5.35%, dated 04/30/2007, maturing 05/01/2007, maturity value $4,000,594	2,000,000	2,000,000
Merrill Lynch & Co., Inc., 5.35%, dated 04/30/2007, maturing 05/01/2007, maturity value $2,000,297	2,000,000	2,000,000
Nomura Securities International, Inc., 5.36%, dated 04/30/2007, maturing 05/01/2007, maturity value $7,001,042	7,000,000	7,000,000

		46,000,000

Total Investments of Cash Collateral from Securities Loaned (cost $49,892,625)		49,892,625

	Shares	Value

SHORT-TERM INVESTMENTS 5.0%
MUTUAL FUND SHARES 5.0%
Evergreen Institutional Money Market Fund, Class I, 5.21% q ø (cost $18,082,635)	18,082,635	18,082,635

Total Investments (cost $322,851,429) 113.6%		410,866,957
Other Assets and Liabilities (13.6%)		(49,292,536)

Net Assets 100.0%		$361,574,421

ρ	All or a portion of this security is on loan.
*	Non-income producing security
q	Rate shown is the 7-day annualized yield at period end.
^

Collateral is pooled with the collateral of other Evergreen funds and allocated on a pro-rata basis into 138 issues of high grade short-term securities such that sufficient collateral is applied to the respective repurchase agreement.

ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

On April 30, 2007, the aggregate cost of securities for federal income tax purposes was $322,851,429. The gross unrealized appreciation and depreciation on securities based on tax cost was $92,765,355 and $4,749,827, respectively, with a net unrealized appreciation of $88,015,528.

3

EVERGREEN SPECIAL VALUES FUND SCHEDULE OF INVESTMENTS

April 30, 2007 (unaudited)

	Shares	Value

COMMON STOCKS 97.0%
CONSUMER DISCRETIONARY 16.0%
Auto Components 1.1%
Modine Manufacturing Co.	624,760	$14,450,699
Superior Industries International, Inc. ρ	528,808	12,083,263

		26,533,962

Hotels, Restaurants & Leisure 4.0%
Cheesecake Factory, Inc. * ρ	130,025	3,588,690
IHOP Corp. ρ	272,637	16,063,772
Rare Hospitality International, Inc. * ρ	896,532	26,107,012
Triarc Companies, Inc., Class A	662,651	11,728,923
Triarc Companies, Inc., Class B	2,688,033	43,734,297

		101,222,694

Household Durables 3.3%
BLYTH, Inc.	287,824	7,512,206
Cavco Industries, Inc. *	321,230	12,065,399
Dixie Group, Inc. * +	566,438	6,989,845
Ethan Allen Interiors, Inc. ρ	326,353	11,520,261
Furniture Brands International, Inc. ρ	1,063,138	17,095,259
La-Z-Boy, Inc. ρ	693,812	8,110,662
Tupperware Brands Corp.	757,284	21,294,826

		84,588,458

Leisure Equipment & Products 0.5%
Polaris Industries, Inc. ρ	239,932	12,123,764

Media 1.2%
Journal Communications, Inc., Class A	1,290,057	17,402,869
Media General, Inc., Class A	358,165	13,158,982

		30,561,851

Specialty Retail 3.4%
Christopher & Banks Corp.	82,823	1,444,893
Deb Shops, Inc. +	292,799	8,057,828
Foot Locker, Inc.	1,407,076	33,474,338
Genesco, Inc. *	136,500	6,917,820
Pier 1 Imports, Inc. ρ	720,233	5,437,759
Zale Corp. * ρ	1,104,889	30,837,452

		86,170,090

Textiles, Apparel & Luxury Goods 2.5%
Cutter & Buck, Inc. +	113,138	1,603,165
Kellwood Co. ρ	944,293	26,610,177
Kenneth Cole Productions, Inc., Class A	536,631	13,582,130
Stride Rite Corp. +	1,090,017	15,369,240
Xerium Technologies, Inc.	784,988	6,421,202

		63,585,914

CONSUMER STAPLES 4.3%
Food & Staples Retailing 2.0%
Casey’s General Stores, Inc. ρ	1,674,149	42,104,847
Topps Co.	921,244	9,129,528

		51,234,375

Food Products 1.6%
American Italian Pasta Co., Class A ρ	312,200	3,340,540
Tootsie Roll Industries, Inc. ρ	838,480	24,307,541
TreeHouse Foods, Inc. *	458,912	13,831,607

		41,479,688

1

EVERGREEN SPECIAL VALUES FUND SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)

	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Household Products 0.1%
WD-40 Co.	88,665	$3,066,036

Personal Products 0.6%
Central Garden & Pet Co. ρ	284,684	4,216,170
Prestige Brands Holdings, Inc. *	725,838	9,443,153

		13,659,323

ENERGY 7.4%
Energy Equipment & Services 2.5%
Atwood Oceanics, Inc. * ρ	628,529	39,534,474
Carbo Ceramics, Inc. ρ	560,669	24,361,068

		63,895,542

Oil, Gas & Consumable Fuels 4.9%
Forest Oil Corp. * ρ	672,359	23,693,931
Mariner Energy, Inc. *	1,684,493	37,985,317
Stone Energy Corp. *	457,269	13,548,881
Venoco, Inc. *	382,379	7,272,849
Whiting Petroleum Corp. * ρ	930,655	40,967,433

		123,468,411

FINANCIALS 21.1%
Capital Markets 1.1%
ACA Capital Holdings, Inc. * ρ	649,504	9,320,383
Knight Capital Group, Inc., Class A *	970,796	15,726,895
Westwood Holdings Group, Inc. +	110,644	2,668,733

		27,716,011

Commercial Banks 6.7%
Amcore Financial, Inc. +	1,283,442	36,719,276
BancorpSouth, Inc. ρ	1,396,585	34,314,093
Citizens Banking Corp. ρ	762,607	15,259,766
First Citizens Bancshares, Inc.	243,196	49,344,468
First Financial Bancorp ρ	416,274	6,202,483
First State Bancorp	452,346	9,458,555
Greater Bay Bancorp	279,189	7,200,284
UMB Financial Corp. ρ	312,448	12,222,966

		170,721,891

Insurance 7.7%
Assured Guaranty, Ltd.	1,283,475	36,206,830
Endurance Specialty Holdings, Ltd.	1,047,504	39,197,600
Hilb, Rogal & Hobbs Co.	839,318	36,468,367
IPC Holdings, Ltd.	716,998	21,495,600
LandAmerica Financial Group, Inc. ρ	236,781	19,025,353
Stewart Information Services Corp. ρ	1,090,794	43,871,735

		196,265,485

Real Estate Investment Trusts 1.8%
Deerfield Triarc Capital Corp. ρ	1,745,689	28,262,705
Post Properties, Inc. ρ	379,496	17,786,977

		46,049,682

Real Estate Management & Development 0.9%
Forest City Enterprises, Inc., Class A ρ	325,141	21,722,670

Thrifts & Mortgage Finance 2.9%
BankAtlantic Bancorp, Inc., Class A	2,558,435	24,663,313
NewAlliance Bancshares, Inc. ρ	2,241,718	34,993,218
PFF Bancorp, Inc.	463,857	13,052,936

		72,709,467

2

EVERGREEN SPECIAL VALUES FUND SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE 3.7%
Health Care Equipment & Supplies 1.1%
Edwards Lifesciences Corp. * ρ	197,358	$9,670,542
VIASYS Healthcare, Inc. *	541,646	17,343,505

		27,014,047

Health Care Providers & Services 0.1%
AMN Healthcare Services, Inc. *	168,494	4,102,829

Life Sciences Tools & Services 1.1%
Cambrex Corp.	1,116,542	27,087,309

Pharmaceuticals 1.4%
Alpharma, Inc., Class A ρ	368,881	8,963,808
Aspreva Pharmaceuticals Corp. * ρ	621,678	14,056,140
Par Pharmaceutical Companies, Inc. *	433,764	11,681,264

		34,701,212

INDUSTRIALS 18.7%
Aerospace & Defense 0.6%
GenCorp, Inc. * ρ	1,213,829	16,168,202

Building Products 0.9%
Apogee Enterprises, Inc.	523,933	12,616,307
Simpson Manufacturing Co. ρ	341,300	10,979,621

		23,595,928

Commercial Services & Supplies 3.4%
ACCO Brands Corp. *	520,339	12,384,068
Deluxe Corp.	526,928	19,944,225
Heidrick & Struggles International, Inc. *	301,582	14,228,639
John H. Harland Co.	394,840	20,768,584
McGrath Rent Corp.	6,192	185,947
Viad Corp.	450,267	18,388,904

		85,900,367

Electrical Equipment 3.4%
Belden CDT, Inc. ρ	114,772	6,413,459
EnerSys, Inc. *	775,375	12,630,859
Franklin Electric Companies, Inc. ρ	541,437	23,059,802
Genlyte Group, Inc. *	203,723	15,892,431
Superior Essex, Inc. *	756,707	27,014,440

		85,010,991

Machinery 6.7%
Briggs & Stratton Corp. ρ	953,276	28,283,699
Circor International, Inc. +	441,054	16,054,366
Crane Co.	431,271	18,333,330
EnPro Industries, Inc. * ρ	307,824	11,592,652
Gardner Denver, Inc. *	220,055	8,318,079
Kadant, Inc. * +	1,079,978	29,645,396
Mueller Industries, Inc. ρ	1,670,559	54,794,335
Supreme Industries, Inc., Class A +	321,061	2,000,210

		169,022,067

Marine 0.8%
Horizon Lines, Inc.	297,806	10,128,382
TBS International, Ltd., Class A * +	701,023	11,195,337

		21,323,719

3

EVERGREEN SPECIAL VALUES FUND SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Road & Rail 2.4%
Arkansas Best Corp. ρ	664,114	$26,166,092
Dollar Thrifty Automotive Group, Inc. *	310,454	14,554,083
Werner Enterprises, Inc. ρ	1,095,066	20,707,698

		61,427,873

Trading Companies & Distributors 0.5%
NuCo2, Inc. * ρ	461,420	11,489,358

INFORMATION TECHNOLOGY 11.5%
Communications Equipment 1.4%
3Com Corp. *	1,427,711	5,753,675
Avocent Corp. *	154,900	4,338,749
Black Box Corp. ρ	689,350	25,119,914

		35,212,338

Computers & Peripherals 2.9%
Adaptec, Inc. *	3,950,887	15,250,424
Imation Corp.	1,220,049	45,032,009
Komag, Inc. *	148,600	4,087,986
Quantum Corp. *	2,899,312	7,973,108

		72,343,527

Electronic Equipment & Instruments 1.5%
AVX Corp. ρ	561,157	9,337,652
Insight Enterprises, Inc. *	130,028	2,577,155
Kemet Corp. *	278,360	2,360,493
Orbotech, Ltd. *	437,635	10,034,971
Technitrol, Inc.	543,133	14,572,258

		38,882,529

IT Services 2.1%
eFunds Corp. *	773,872	21,591,029
Gevity HR, Inc. ρ	568,851	10,609,071
MoneyGram International, Inc.	711,322	20,222,885

		52,422,985

Semiconductors & Semiconductor Equipment 2.4%
Cabot Microelectronics Corp. * ρ	527,576	16,956,293
Conexant Systems, Inc. *	1,764,600	2,735,130
Cree, Inc. * ρ	376,780	7,686,312
DSP Group, Inc. *	233,570	4,314,038
Exar Corp. *	494,946	6,671,872
Lattice Semiconductor Corp. *	957,314	5,226,934
Nextest Systems Corp. *	144,523	1,972,739
Standard Microsystems Corp. * ρ	406,897	13,045,118
Zoran Corp. *	134,747	2,676,075

		61,284,511

Software 1.2%
Borland Software Corp. * ρ	1,763,411	9,822,199
Corel Corp. *	949,428	12,627,392
Novell, Inc. *	1,106,545	8,077,779

		30,527,370

MATERIALS 10.2%
Chemicals 1.8%
A. Schulman, Inc.	620,470	14,370,085
American Pacific Corp. * +	340,171	4,048,035
Arch Chemicals, Inc.	871,834	26,346,823

		44,764,943

4

EVERGREEN SPECIAL VALUES FUND SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)

	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Construction Materials 1.5%
Eagle Materials, Inc. ρ	879,723	$39,244,443

Containers & Packaging 1.8%
Owens-Illinois, Inc. *	948,992	28,555,169
Packaging Corporation of America	728,984	18,049,644

		46,604,813

Metals & Mining 1.9%
Quanex Corp. ρ	1,120,791	48,227,637

Paper & Forest Products 3.2%
Deltic Timber Corp. ρ	108,697	5,429,415
Glatfelter	435,931	6,517,168
Louisiana-Pacific Corp. ρ	1,031,622	20,333,270
Neenah Paper, Inc.	912,900	34,872,780
Schweitzer-Mauduit International, Inc.	487,770	13,389,287

		80,541,920

TELECOMMUNICATION SERVICES 0.6%
Diversified Telecommunication Services 0.6%
Cincinnati Bell, Inc.	686,486	3,480,484
Citizens Communications Coρ	741,211	11,540,655

		15,021,139

UTILITIES 3.5%
Electric Utilities 2.8%
Allete, Inc. ρ	882,686	42,730,830
El Paso Electric Co. *	1,039,358	27,439,051

		70,169,881

Gas Utilities 0.7%
Atmos Energy Corp. ρ	608,856	19,312,912

Total Common Stocks (cost $2,033,370,073)		2,458,180,164

	Principal
	Amount	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 25.1%
COMMERCIAL PAPER 4.0%
Austra Corp., 5.38%, 05/14/2007	$10,602,766	10,624,665
Buckingham CDO III, LLC, 5.37%, 05/22/2007	11,574,693	11,583,213
Chesham Finance, LLC, 5.26%, 08/08/2007	4,999,000	4,999,453
East Fleet Finance, LLC, 5.34%, 12/03/2007	19,996,922	19,997,600
Ebury Finance, Ltd., 5.27%, 08/08/2007	4,999,000	4,999,453
Erste Finance, 5.34%, 07/11/2007	10,000,000	10,000,000
German Residential Funding, 5.32%, 08/22/2007	10,000,000	10,000,000
Giro Balanced Funding Corp., 5.38%, 05/14/2007	19,920,650	19,961,794
Morgan Stanley, 5.37%, 10/29/2007	10,000,000	10,000,000

		102,166,178

CORPORATE BONDS 3.2%
Capital Markets 0.8%
Goldman Sachs Group, Inc., FRN, 5.47%, 12/28/2007	5,004,970	5,002,251
Morgan Stanley, FRN, 5.49%, 01/11/2008	15,016,335	15,012,648

		20,014,899

Commercial Banks 0.3%
American Express Bank FSB, 5.40%, 11/21/2007	7,006,153	7,003,298

5

EVERGREEN SPECIAL VALUES FUND SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)
	Principal
	Amount	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED continued
CORPORATE BONDS continued
Consumer Finance 1.7%
Carrera Capital Finance, LLC, FRN, 5.30%, 01/25/2008	$9,999,000	$9,999,302
Cortland Capital, LLC, FRN, 5.36%, 04/10/2008	9,999,077	9,999,077
Sedna Finance, Inc., FRN, 5.33%, 10/26/2007	4,998,750	5,000,096
Stanfield Victoria, LLC, FRN, 5.40%, 07/25/2007	10,000,830	10,002,482
White Pine Finance, LLC, FRN, 5.28%, 03/17/2008	9,996,524	9,997,402

		44,998,359

Diversified Financial Services 0.4%
Bank of America Corp., FRN, 5.36%, 06/13/2007	10,000,000	10,000,572

		82,017,128

	Shares	Value

MUTUAL FUND SHARES 0.1%
AIM Short-Term Investment Co. Liquid Assets Portfolio, Class I, 5.24% q	1,668,309	1,668,309

	Principal
	Amount	Value

REPURCHASE AGREEMENTS ^ 17.4%
ABN AMRO, Inc., 5.36%, dated 04/30/2007, maturing 05/01/2007, maturity value $31,004,616	$31,000,000	31,000,000
Banc of America Securities, LLC, 5.35%, dated 04/30/2007, maturing 05/01/2007, maturity value $40,005,944	40,000,000	40,000,000
Barclays Capital, Inc., 5.36%, dated 04/30/2007, maturing 05/01/2007, maturity value $20,002,978	20,000,000	20,000,000
BNP Paribas Securities, Inc., 5.36%, dated 04/30/2007, maturing 05/01/2007, maturity value $31,004,616	31,000,000	31,000,000
Cantor Fitzgerald & Co.:
5.34%, dated 04/30/2007, maturing 05/01/2007, maturity value $50,007,417	50,000,000	50,000,000
5.35%, dated 04/30/2007, maturing 05/01/2007, maturity value $1,000,149	1,000,000	1,000,000
Countrywide Securities Corp., 5.34%, dated 04/30/2007, maturing 05/01/2007, maturity value $25,003,708	25,000,000	25,000,000
Credit Suisse First Boston, LLC, 5.35%, dated 04/30/2007, maturing 05/01/2007, maturity value $40,005,944	40,000,000	40,000,000
Deutsche Bank Securities, Inc., 5.36%, dated 04/30/2007, maturing 05/01/2007, maturity value $37,005,509	37,000,000	37,000,000
Dresdner Kleinwort Wasserstein Securities, LLC, 5.36%, dated 04/30/2007, maturing 05/01/2007, maturity value $40,005,956	40,000,000	40,000,000
Greenwich Capital Markets, Inc., 5.36%, dated 04/30/2007, maturing 05/01/2007, maturity value $30,004,467	30,000,000	30,000,000
Lehman Brothers Holdings, Inc., 5.35%, dated 04/30/2007, maturing 05/01/2007, maturity value $39,005,796	39,000,000	39,000,000
Merrill Lynch & Co., Inc., 5.35%, dated 04/30/2007, maturing 05/01/2007, maturity value $25,003,715	25,000,000	25,000,000
Nomura Securities International, Inc., 5.36%, dated 04/30/2007, maturing 05/01/2007, maturity value $32,004,764	32,000,000	32,000,000

		441,000,000

YANKEE OBLIGATIONS – CORPORATE 0.4%
Commercial Banks 0.4%
BNP Paribas SA, FRN, 5.35%, 02/22/2008	10,003,000	10,001,992

Total Investments of Cash Collateral from Securities Loaned (cost $636,853,607)		636,853,607

6

EVERGREEN SPECIAL VALUES FUND SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS 3.3%
MUTUAL FUND SHARES 3.3%
Evergreen Institutional Money Market Fund, Class I, 5.21% q ø (cost $83,395,187)	83,395,187	$83,395,187

Total Investments (cost $2,753,618,867) 125.4%		3,178,428,958
Other Assets and Liabilities (25.4%)		(644,261,444)

Net Assets 100.0%		$2,534,167,514

ρ	All or a portion of this security is on loan.
*	Non-income producing security
+	Security is deemed illiquid.
q	Rate shown is the 7-day annualized yield at period end.
^

Collateral is pooled with the collateral of other Evergreen funds and allocated on a pro-rata basis into 188 issues of high grade short-term securities such that sufficient collateral is applied to the respective repurchase agreement.

ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note

On April 30, 2007, the aggregate cost of securities for federal income tax purposes was $2,756,662,211. The gross unrealized appreciation and depreciation on securities based on tax cost was $474,089,234 and $52,322,487, respectively, with a net unrealized appreciation of $421,766,747.

7

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust
By:
Dennis H. Ferro, Principal Executive Officer
Date:

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
Dennis H. Ferro, Principal Executive Officer
Date:

By:
Jeremy DePalma Principal Financial Officer
Date:

200 Berkeley Street Boston, MA 02116-5034

CERTIFICATIONS

I, Jeremy DePalma, certify that:

1.	I have reviewed this report on Form N-Q of Evergreen Equity Trust;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedule(s) of investments included in this report, fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which this report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)

Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date:
Jeremy DePalma Principal Financial Officer Evergreen Equity Trust

200 Berkeley Street Boston, MA 02116-5034

CERTIFICATIONS

I, Dennis H. Ferro, certify that:

1.	I have reviewed this report on Form N-Q of Evergreen Equity Trust;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedule of investments included in this report, fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which this report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)

Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date:
Dennis H. Ferro Principal Executive Officer Evergreen Equity Trust